Valuation And Qualifying Accounts (Narrative) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
Balance at Beginning of Period	$ 140.1	[1]	$ 117.6	[1]	$ 113.9	[1]
Charged to Costs and Expenses	27.2	[1]	26.8	[1]	51.4	[1]
Charged to Other Accounts	4.6	[1],[2]	4.2	[1],[2]	0.6	[1],[2]
Deductions	(21.9)	[1],[3]	(8.5)	[1],[3]	(48.3)	[1],[3]
Balance at End of Period	150.0	[1]	140.1	[1]	117.6	[1]
Recoveries of amounts provided for or written off in prior years	0.3		4.2		0.5
Accounts Receivable [Member]
Balance at Beginning of Period	123.5	[1]	103.3	[1]	101.8	[1]
Charged to Costs and Expenses	23.4	[1]	24.3	[1]	46.7	[1]
Charged to Other Accounts	4.6	[1],[2]	4.1	[1],[2]	0.2	[1],[2]
Deductions	(17.0)	[1],[3]	(8.2)	[1],[3]	(45.4)	[1],[3]
Balance at End of Period	134.5	[1]	123.5	[1]	103.3	[1]
Finance Notes Receivable [Member]
Balance at Beginning of Period	16.2	[1]	13.7	[1]	11.5	[1]
Charged to Costs and Expenses	3.6	[1]	2.7	[1]	4.6	[1]
Charged to Other Accounts	0	[1],[2]	0.1	[1],[2]	0.4	[1],[2]
Deductions	(4.9)	[1],[3]	(0.3)	[1],[3]	(2.8)	[1],[3]
Balance at End of Period	14.9	[1]	16.2	[1]	13.7	[1]
Net Investment in Sales-Type Leases [Member]
Balance at Beginning of Period	0.4	[1]	0.6	[1]	0.6	[1]
Charged to Costs and Expenses	0.2	[1]	(0.2)	[1]	0.1	[1]
Charged to Other Accounts	0	[1],[2]	0	[1],[2]	0	[1],[2]
Deductions	0	[1],[3]	0	[1],[3]	(0.1)	[1],[3]
Balance at End of Period	$ 0.6	[1]	$ 0.4	[1]	$ 0.6	[1]

[1]	Amounts included herein pertain to the continuing operations of the Company.
[2]	During fiscal 2011, 2010 and 2009 recoveries of amounts provided for or written off in prior years were $0.3 million, $4.2 million and $0.5 million, respectively.
[3]	Write-off of uncollectible accounts.